Cash and Cash Equivalents and Short-Term Deposits (Details) - Schedule of cash and cash equivalents and short-term deposits - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Cash And Cash Equivalents And Short Term Deposits Abstract
Cash and cash equivalents	$ 46,150	$ 11,523
Short-term deposits	81,690	29,243
Total	$ 127,840	$ 40,766